Note 14 - Injection Wells Suspension	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Suspended Injection Well Costs Disclosure [Text Block]
Note
14.
Injection Wells Suspension

As a result of a seismic event with a magnitude of
2.1
occurring on
August 31, 2014,
the Chief of the Division of Oil and Gas Resources Management (“Chief” or “Division”) issued Orders on
September 3, 2014,
to immediately suspend all operations of both of Avalon
’s saltwater injection wells. The Orders were based on the findings that the two
saltwater injection wells were located in close proximity to an area of known seismic activity and also that the saltwater injection wells pose a risk of increasing or creating seismic activity. The two
saltwater injection wells are located approximately
112
feet apart. Based on these findings, the Chief ordered the immediate suspension of all operations of the two
saltwater injection wells, until the Division could further evaluate the wells.

On
September 5, 2014,
Avalon submitted the information required by the Chief
’s Order in regards to its AWMS
#1
injection well, and the Chief lifted the suspension for that well on
September 18, 2014.
On
September 19, 2014,
Avalon submitted information and a written plan required by the Chief’s Order proposing the establishment of certain operations and management controls on injections at the AWMS
#2
injection well. To date, the Division has
not
responded to that plan despite Avalon’s requests for feedback.

On
October 2, 2014,
Avalon filed an appeal with the Ohio Oil and Gas Commission (the “Commission”) disputing the basis for suspending operations of AWMS
#2
and also the authority of the Chief to immediately suspend such operations. On
March 11, 2015,
an appeal hearing was held. The Chief stated during the hearing that the suspension is only temporary, and that he expects that AWMS
#2
will be allowed to inject once the state
’s final policymaking is complete.

On
August 12, 2015,
the Commission upheld the temporary suspension of injection operations of AWMS
#2
stating that the temporary suspension will allow the Chief to more fully evaluate the facts in anticipation of the Division
’s implementation of a comprehensive regulatory plan that will specifically address injection-induced seismicity. Avalon appealed that decision in
September 2015
to the Franklin County Court of Common Pleas, but that appeal was dismissed on a filing technicality. Avalon appealed the dismissal to the Ohio
10
th
Circuit Court of Appeals, which found the Commission erred in its filing of their decision. Following the Commission’s proper notice, Avalon appealed again to the Franklin County Court of Common Pleas (the “Court”).

On
November 1, 2016
an appeal hearing was held in that Court.
On
December 23, 2016,
the Court issued its Decision and Order in Avalon’s favor, and vacated the Commission’s decision. The Court found that the Division’s suspension and refusal to work with the Company for over
26
months was arbitrary and
not
in accordance with reason.  Subsequent to the ruling, and in accordance with the Court’s Decision and Order, both Avalon and the Division submitted their proposed restart plans to the Court. Avalon’s plan sets forth both the initial volumes and pressures and increases in volume and pressure while continuously monitoring seismicity and addressing the concerns of public health and safety.

On
February 21, 2017,
the Court issued its Final Decision and Order. The Court’s Final Decision and Order sets conditions for the restarting of AWMS
#2
in accordance with the proposed restart plans filed by Avalon with minor revisions. While the Company was making preparations for restarting the well and opening the facility, the Division appealed the Final Decision and Order and filed a Motion to Stay the Court Order on
February 22, 2017.
The Motion to Stay was granted by the Ohio
10
th
Circuit Court of Appeals on
March 21, 2017.
On
September 14, 2017,
an appeal hearing was held. The Company is currently awaiting judgment from the court. In the event the suspension order is lifted, Avalon will make preparations for restarting the well and opening the facility in accordance with the restart plans. In the event that the temporary suspension is not
lifted by the Ohio
10
th
Circuit Court of Appeals, Avalon will continue in its effort to receive a favorable ruling lifting the temporary suspension.

In addition, on
August 26, 2016,
Avalon filed a complaint in the
11
th
Appellate District Court in Trumbull County, Ohio for a Peremptory Writ of Mandamus to compel the Director of the Ohio Department of Natural Resources (“ODNR”) to initiate appropriations procedures to determine damages from the illegal regulatory taking of the Company’s property, or issue an alternative remedy at law. There is currently no
implemented state-wide policy on induced seismicity and The ODNR has refused to communicate with the Company regarding the status and requirements of any policymaking. The Company believes that the actions, and lack of responsible actions, by ODNR, which were triggered by a seismic event that presented no
hazard or risk to any individual or to the environment, is a clear violation of the Company’s property rights and a violation of the Fifth and Fourteenth Amendments to the U.S. Constitution; Article I, Section
19
of the Ohio Constitution; and Ohio Revised Code Chapter
163.
  The trial is tentatively scheduled to occur in the
second
quarter of
2018.
The Company intends to vigorously pursue the Complaint and obtain due process and fair compensation.